November 8, 2006

U.S. Securities & Exchange Commission
100 F Street, N.E.
Washington, DC 20549


RE:  VANGUARD CMT FUNDS (THE "TRUST")
     FILE NO.  333-111362
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Commissioners:

Transmitted herewith pursuant to Rule 497 (j) under the Securities Act of 1933 is certification that the Prospectuses and Statement of Additional Informations with respect to the above referenced Trust do not differ from that filed in the most recent post-effective amendment, which was filed electronically.


Sincerely,


Laura J. Merianos
Associate Counsel
The Vanguard Group, Inc.